Right-of-use assets and lease liability (Details 3) R$ in Millions	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	R$ 1,629
Cash flows related to the contracts undiscounted	2,884
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	15
Cash flows related to the contracts undiscounted	17
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	97
Cash flows related to the contracts undiscounted	111
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	114
Cash flows related to the contracts undiscounted	139
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	167
Cash flows related to the contracts undiscounted	218
Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	1,236
Cash flows related to the contracts undiscounted	R$ 2,399